Common Stock and Common Stock Payable Issued for Services - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended
	Feb. 28, 2014	Feb. 28, 2014	May 31, 2014	May 31, 2013	Dec. 28, 2012
Common Stock Issued For Services [Line Items]
Stock-based compensation recognized			$ 928,413	$ 3,261,951
Gain on settlement of accounts payable	97,253	111,199	183,944	372,759
Common stock payable				117,778
Minimum
Common Stock Issued For Services [Line Items]
Issue price per share			$ 0.40	$ 0.56
Maximum
Common Stock Issued For Services [Line Items]
Issue price per share			$ 0.67	$ 0.89
Director
Common Stock Issued For Services [Line Items]
Common stock issued for services				51,520
Stock-based compensation recognized				49,000
Director | Minimum
Common Stock Issued For Services [Line Items]
Issue price per share				$ 0.80
Director | Maximum
Common Stock Issued For Services [Line Items]
Issue price per share				$ 1.60
Consultant
Common Stock Issued For Services [Line Items]
Common stock issued for services				60,000
Issue price per share				$ 2.68
Stock-based compensation recognized				161,000
Previous Principal Law Firm
Common Stock Issued For Services [Line Items]
Common stock issued for services					66,116
Settlement of trade payable					447,000
Cash payment for service from previous principal law firm					45,000
Common stock issued for services, value					80,000
Gain on settlement of accounts payable				322,000
Executives
Common Stock Issued For Services [Line Items]
Common stock issued for services			53,601
Stock-based compensation recognized			0	108,000
Common stock payable				$ 108,000